Accruals and Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Payables and Accruals [Abstract]
Summary of Accruals And Other Current Liabilities Payable
Accruals and other current liabilities consist of the
following:

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB	US$
			(Note 2)
Accrued external research and development related expenses	36,389	57,436	8,575
Salary and welfare payables	20,909	19,950	2,978
Professional service fees	5,161	6,256	934
Deferred income for reimbursement of the expenses related to the establishment of the ADS facility	2,902	2,902	433
Others	3,759	6,434	961

	69,120	92,978	13,881